Condensed Interim Consolidated Statements of Shareholders' Equity - USD ($) $ in Thousands		Total	Number of Shares [member]	Issued Capital [member]	Share Purchase Warrants Reserve [member]	Share Purchase Options Reserve [member]	Reserves Restricted Share Units Reserve [member]	LTI revaluation reserve (net of tax) [member]		Total Reserves [member]	Retained Earnings [member]
Balance at beginning of period at Dec. 31, 2016		$ 4,939,988		$ 3,445,914	$ 83,077	$ 26,063	$ 3,669	$ (57,508)	[1]	$ 55,301	$ 1,438,773
Balance, shares at beginning of period at Dec. 31, 2016		441,456,217	441,456,000
Total comprehensive income
Net earnings		$ 61,224									61,224
OCI	[1]	3,828						3,828		3,828
Total comprehensive income		65,052						3,828	[1]	3,828	61,224
DIT recovery (expense)	[1]	(152)		(152)
SBC expense	[1]	1,196				982	214			1,196
Options exercised	[1]	$ 776		968		(192)				(192)
Options exercised, shares		40,050	40,000
RSUs released	[1]			483			(483)			(483)
RSUs released, shares		20,750	21,000
Dividends (Note 19.2)		$ (30,906)									(30,906)
Balance end of period at Mar. 31, 2017		$ 4,975,954		3,447,213	83,077	26,853	3,400	(53,680)	[1]	59,650	1,469,091
Balance, shares at end of period at Mar. 31, 2017		441,517,017	441,517,000
Balance at beginning of period at Dec. 31, 2016		$ 4,939,988		3,445,914	83,077	26,063	3,669	(57,508)	[1]	55,301	1,438,773
Balance, shares at beginning of period at Dec. 31, 2016		441,456,217	441,456,000
Total comprehensive income
Net earnings		$ 128,836
OCI		10,581
Total comprehensive income		139,417
DIT recovery (expense)		(39)
Dividends (Note 19.2)											(61,832)
Balance end of period at Jun. 30, 2017		$ 5,030,728		3,457,319	83,077	27,489	3,993	(46,927)	[1]	67,632	1,505,777
Balance, shares at end of period at Jun. 30, 2017		442,005,404	442,005,000
Balance at beginning of period at Dec. 31, 2016		$ 4,939,988		3,445,914	83,077	26,063	3,669	(57,508)	[1]	55,301	1,438,773
Balance, shares at beginning of period at Dec. 31, 2016		441,456,217	441,456,000
Total comprehensive income
DIT recovery (expense)		$ 65
Balance end of period at Dec. 31, 2017		$ 4,899,664		$ 3,472,029	83,077	28,799	5,178	(40,047)	[1]	77,007	1,350,628
Balance, shares at end of period at Dec. 31, 2017		442,724,309	442,724,000	442,724,309
Balance at beginning of period at Mar. 31, 2017		$ 4,975,954		$ 3,447,213	83,077	26,853	3,400	(53,680)	[1]	59,650	1,469,091
Balance, shares at beginning of period at Mar. 31, 2017		441,517,017	441,517,000
Total comprehensive income
Net earnings		$ 67,612									67,612
OCI	[1]	6,753						6,753		6,753
Total comprehensive income		74,365						6,753	[1]	6,753	67,612
DIT recovery (expense)	[1]	113		113
SBC expense	[1]	1,273				680	593			1,273
Options exercised	[1]	$ 225		269		(44)				(44)
Options exercised, shares		13,000	13,000
Dividends (Note 19.2)		$ (21,202)		9,724							(30,926)
Dividends (Note 19.2), shares		475,387	475,000
Balance end of period at Jun. 30, 2017		$ 5,030,728		3,457,319	83,077	27,489	3,993	(46,927)	[1]	67,632	1,505,777
Balance, shares at end of period at Jun. 30, 2017		442,005,404	442,005,000
Total comprehensive income
Net earnings		$ (71,134)									(71,134)
OCI	[1]	6,880						6,880		6,880
Total comprehensive income		(64,254)						6,880	[1]	6,880	(71,134)
DIT recovery (expense)	[1]	104		104
SBC expense	[1]	2,582				1,375	1,207			2,582
Options exercised	[1]	$ 329		394		(65)				(65)
Options exercised, shares		17,550	18,000
RSUs released	[1]			22			(22)			(22)
RSUs released, shares		1,225
Dividends (Note 19.2)		$ (69,825)		14,190							(84,015)
Dividends (Note 19.2), shares		700,130	701,000
Balance end of period at Dec. 31, 2017		$ 4,899,664		$ 3,472,029	83,077	28,799	5,178	(40,047)	[1]	77,007	1,350,628
Balance, shares at end of period at Dec. 31, 2017		442,724,309	442,724,000	442,724,309
Total comprehensive income
Net earnings		$ 68,123									68,123
OCI	[1]	(3,586)						(3,586)		(3,586)
Total comprehensive income		64,537						(3,586)	[1]	(3,586)	68,123
DIT recovery (expense)	[1]	(59)		$ (59)
SBC expense	[1]	$ 1,249				651	598			1,249
RSUs released	[1]			1,473			(1,473)			(1,473)
RSUs released, shares		70,175	70,000
Dividends (Note 19.2)		$ (39,852)									(39,852)
Balance end of period at Mar. 31, 2018		$ 4,925,539		3,473,443	83,077	29,450	4,303	(43,633)	[1]	73,197	1,378,899
Balance, shares at end of period at Mar. 31, 2018		442,794,484	442,794,000
Balance at beginning of period at Dec. 31, 2017		$ 4,899,664		$ 3,472,029	83,077	28,799	5,178	(40,047)	[1]	77,007	1,350,628
Balance, shares at beginning of period at Dec. 31, 2017		442,724,309	442,724,000	442,724,309
Total comprehensive income
Net earnings		$ 386,265
OCI		9,843
Total comprehensive income		396,108
DIT recovery (expense)		(89)
Dividends (Note 19.2)		(838,000)									(79,739)
Balance end of period at Jun. 30, 2018		$ 5,234,615		$ 3,489,643	83,077	29,836	5,109	(30,203)	[1]	87,819	1,657,153
Balance, shares at end of period at Jun. 30, 2018		443,559,922	443,560,000	443,559,922
Balance at beginning of period at Mar. 31, 2018		$ 4,925,539		$ 3,473,443	83,077	29,450	4,303	(43,633)	[1]	73,197	1,378,899
Balance, shares at beginning of period at Mar. 31, 2018		442,794,484	442,794,000
Total comprehensive income
Net earnings		$ 318,142									318,142
OCI	[1]	13,430						13,430		13,430
Total comprehensive income		331,572						13,430	[1]	13,430	318,142
DIT recovery (expense)	[1]	(30)		(30)
SBC expense	[1]	1,394				584	810			1,394
Options exercised	[1]	$ 878		1,076		(198)				(198)
Options exercised, shares		46,800	47,000
RSUs released	[1]			4			(4)			(4)
RSUs released, shares		185
Dividends (Note 19.2)		$ (24,738)		15,150							(39,888)
Dividends (Note 19.2), shares		718,453	719,000
Balance end of period at Jun. 30, 2018		$ 5,234,615		$ 3,489,643	$ 83,077	$ 29,836	$ 5,109	$ (30,203)	[1]	$ 87,819	$ 1,657,153
Balance, shares at end of period at Jun. 30, 2018		443,559,922	443,560,000	443,559,922

[1]	Definitions as follows: "OCI" = Other Comprehensive Income (Loss); "SBC" = Equity Settled Stock Based Compensation; "Options" = Share Purchase Options; "RSUs" = Restricted Share Units; "DIT" = Deferred Income Taxes; "LTI's" = Long-Term Investments; "Warrants" = Share Purchase Warrants.